Commitments and Contingencies (Details)								1 Months Ended		6 Months Ended
	Jan. 12, 2026 USD ($)	Dec. 01, 2025 USD ($) shares ozt	Nov. 04, 2025 AUD ($)	Sep. 17, 2025 USD ($) $ / shares shares	Sep. 03, 2025 USD ($) shares	Aug. 29, 2025 USD ($) $ / shares	Aug. 31, 2024 USD ($) Days $ / shares oz	Dec. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2025 USD ($) shares	Mar. 26, 2026	Nov. 24, 2025 USD ($) $ / shares
Commitments and contingencies [Line Items]
Percentage of purchase										5.50%
Percentage of cash purchase price of gold										30.00%
Aggregate advance payments							$ 25,000,000
Percentage of total material produced sold							100.00%
Amount of material sold | oz							760,000
Number of business days | Days							10
Total value									$ 8,000,000
Percentage of purchase price plus mark up price									30.00%
Payments from company										$ 2,480,727
Percentage of stake price				50.00%
Fair value										657,722		$ 2,870,496
VWAP exercise price (in Dollars per share) | $ / shares														$ 0.2
VWAP purchase value														$ 2,000,000
Availability of gold (in Troy Ounces) | ozt		1,000,000
Secured funding facility		$ 100,000,000
Percentage of profit margin received		50.00%
SOFR rate		4.00%
Cash collateral	$ 5,000,000
Paid amount										100,000
Net proceeds										657,722		2,870,496
Equity-linked share issuance liability								$ 426,000		228,221
Share price (in Dollars per share) | $ / shares						$ 0.97								$ 0.97
Drawdowns
Purchases agreement
Per ounce of gold | $ / shares				$ 55
Per ton of copper | $ / shares				$ 50
Percentage of option exercised				50.00%
Secured Overnight Financing Rate [Member]
Commitments and contingencies [Line Items]
Interest rate par annum							7.00%
BGL Shares [Member]
Commitments and contingencies [Line Items]
Conversion price per share | $ / shares							$ 0.43
Loan Facility [Member]
Commitments and contingencies [Line Items]
Principal amount			$ 100,000,000
Loan matures										Nov. 03, 2029
Interest rate										24.00%			10.00%
Repaid amount											$ 6,000,000
First Tranche [Member]
Commitments and contingencies [Line Items]
Advance payments could be converted							$ 15,000,000
Purchase agreement of payment tranches, description				First Tranche Completion, such consideration shall be adjusted as follows:
Second Tranche [Member]
Commitments and contingencies [Line Items]
Advance payments could be converted							$ 10,000,000
Ordinary Shares [Member] | Loan Facility [Member]
Commitments and contingencies [Line Items]
Number of shares settled (in Shares) | shares		250,000
Trading Facility Agreement [Member]
Commitments and contingencies [Line Items]
Gold trading facility agreement		$ 15,000,000
Cash collateral		$ 5,000,000
FGR Bogoso Prestea Limited (“FGRBPL”) [Member] | First Tranche [Member]
Commitments and contingencies [Line Items]
Payments from company				$ 15,000,000
Blue Gold Holdings [Member]
Commitments and contingencies [Line Items]
Cash collateral	$ 15,000,000
VWAP [Member]
Commitments and contingencies [Line Items]
Share price (in Dollars per share) | $ / shares														0.95
Mampon Gold and Copper Mining Lease [Member]
Commitments and contingencies [Line Items]
Acquired ownership percentage				90.00%
License-Holding Company [Member]
Commitments and contingencies [Line Items]
Acquired ownership percentage				10.00%
Business Combination [Member] | Ordinary Shares [Member] | First Tranche [Member]
Commitments and contingencies [Line Items]
Consideration shares issued | shares				750,000
Class A Ordinary Shares [Member]
Commitments and contingencies [Line Items]
VWAP exercise price (in Dollars per share) | $ / shares														$ 0.4
VWAP purchase value														$ 3,000,000
Ordinary shares, shares issued | shares				1,500,000				34,677,492		43,301,723
Class A Ordinary Shares [Member] | Loan Facility [Member]
Commitments and contingencies [Line Items]
Ordinary shares, shares issued | shares		250,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Commitments and contingencies [Line Items]
Issuance of ordinary shares (in Shares) | shares										2,049,784	2,049,784	1,117,798
Fair value										$ 205		$ 111
Class A Ordinary Shares [Member] | Loan Agreement [Member]
Commitments and contingencies [Line Items]
Fair value		$ 1,037,500
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member]
Commitments and contingencies [Line Items]
Issuance of ordinary shares (in Shares) | shares										2,049,784	2,049,784
Fair value						$ 75,000,000
Commitment Shares [Member]
Commitments and contingencies [Line Items]
Issuance of ordinary shares (in Shares) | shares					69,419
Fair value of shares issued					$ 669,893
Commitment Shares [Member] | Investor [Member]
Commitments and contingencies [Line Items]
Issuance of ordinary shares (in Shares) | shares					69,419